--------------------------------------------------------------------------------
                         Supplement Dated May 21, 2001,
                        to Prospectus Dated May 21, 2001
                 Kansas City Life Variable Life Separate Account
                    Alliance Variable Universal Life Contract
                                    Maryland
--------------------------------------------------------------------------------


For contracts sold in the state of Maryland, we change the Prospectus as follows to provide for the Right to Exchange provision:

     Add the following paragraph to the Transfer Privilege on page 21 of the Prospectus.

     Right to Exchange - The Right to Exchange provision allows you to exchange the Contract for one that provides benefits that don't vary based on the performance of the Funds. Once within the first 24 months of the Contract or within 24 months following the effective date of an increase to the Specified Amount, you may exercise a one-time Right to Exchange by requesting that this Contract be exchanged for any flexible premium fixed benefit policy we offer for exchange on the Contract Date.























5680                                                                       7-01b


--------------------------------------------------------------------------------
                         Supplement Dated May 21, 2001,
                        to Prospectus Dated May 21, 2001
                 Kansas City Life Variable Life Separate Account
                    Alliance Variable Universal Life Contract
                                   Connecticut
--------------------------------------------------------------------------------


For contracts sold in the state of Connecticut, we change the Prospectus as follows to provide for the Right to Exchange provision:

     Add the following paragraph to the Transfer Privilege on page 21 of the Prospectus.

     Right to Exchange - The Right to Exchange provision allows you to exchange the Contract for one that provides benefits that don't vary based on the performance of the Funds. Once within the first 24 months of the Contract or within 24 months following the effective date of an increase to the Specified Amount, you may exercise a one-time Right to Exchange by requesting that this Contract be exchanged for any flexible premium fixed benefit policy we offer for exchange on the Contract Date.























5681                                                                       7-01b